Consolidated Balance Sheet (Parenthetical) - shares	Jun. 26, 2021	Jun. 27, 2020
Super Voting Shares [Member] | Medmen Enterprises Inc. [Member]
Class of Warrant or Right [Line Items]
Super voting shares issued	0	815,295
Super voting shares outstanding	0	815,295
Subordinate Voting Shares [Member]
Class of Warrant or Right [Line Items]
Subordinate voting, shares issued	726,866,374
Subordinate voting, shares outstanding	726,866,374
Subordinate Voting Shares [Member] | Medmen Enterprises Inc. [Member]
Class of Warrant or Right [Line Items]
Subordinate voting, shares issued	726,866,374	403,907,218
Subordinate voting, shares outstanding	726,866,374	403,907,218